Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001424212
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2024
First Trust Horizon Managed Volatility Small/Mid ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2022

	1 Year	Since Inception	Inception Date
Return Before Taxes	-9.37%	16.38%	4/6/2020
Return After Taxes on Distributions	-9.85%	15.87%
Return After Taxes on Distributions and Sale of Fund Shares	-5.56%	12.61%
S&P 1000® Index (reflects no deduction for fees, expenses or taxes)	-13.98%	22.97%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	-19.21%	16.33%